Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

Note 9 – Leases

Lease balances and costs

All of the lease agreements that we have entered into are classified as operating leases.

Effective July 15, 2019, we entered into an agreement to lease usage of our Hong Kong office with a third-party entity. The lease was for 5 years term. The lease expired during the year ended June 30, 2025 and we did not renew the lease.

Effective August 2, 2021, we entered into an agreement to lease usage of our Hong Kong office with a third-party entity. The lease was for 3 years term. We renewed the lease during the year ended June 30, 2025. The lease was for 3 years term.

During the years ended June 30, 2026 and 2025, we entered into agreements to lease usage of office space and staff quarters with third parties. The leases were for two-year term and three-year term.

Payments for operating leases were $346,958 and $349,978 for the years ended June 30, 2026 and 2025, respectively.

All the above leases were classified as operating at the inception of the lease. The lease does not contain any residual value guarantees or material restrictive covenants. The Company has no finance lease. The components of lease expense consist of the following:

	Classification	Year Ended June 30, 2026	Year Ended June 30, 2025
Operating lease costs	General and administrative expenses	$350,827	$315,051

Balance sheet information related to leases consists of the following:

	Classification	June 30, 2026	June 30, 2025
Assets
Operating lease – ROU assets	Right-of-use assets	$295,620	$544,385

Liabilities
Operating lease liabilities	Current portion	$236,312	$312,780
Operating lease liabilities	Non-current portion	59,499	231,635
Total lease liabilities		$295,811	$544,415

Weighted average remaining term (years)
Operating leases		1.22	1.28

Weighted average discount rate
Operating leases		5.69%	5.88%

The following table sets forth the Company’s minimum lease payments in future periods:

June 30, 2026
For the years ending June 30,
2027	$258,094
2028	49,580
2029	-
Total minimum lease payments	$307,674
Less: imputed interest	(11,863)

Total:	$295,811